Tax situation - Effect of temporary differences (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Deferred tax assets [Abstract]
Deferred tax assets	$ 106,170	$ 164,351
Deferred tax liability [Abstract]
Deferred Tax Liabilities, Net	32,421	46,742
Sociedad Minera Cerro Verde S.A.A.
Deferred tax assets [Abstract]
Deferred tax assets	217,173	195,293	$ 254,083
Deferred tax liability [Abstract]
Deferred Tax Liabilities, Net	702,248	617,650	645,576
Deferred tax liabilities before supplementary retirement fund	485,075	422,357	391,493
Supplementary Retirement Fund [Abstract]
Supplementary retirement fund, deferred liability	5,716	4,965	4,581
Total Deferred Income Tax Liabilities, Net	490,791	427,322	396,074
Sociedad Minera Cerro Verde S.A.A. | Royalty Accrual [Member]
Deferred tax assets [Abstract]
Deferred tax assets	178	219	83,570
Sociedad Minera Cerro Verde S.A.A. | Provision For Remediation And Mine Closure [Member]
Deferred tax assets [Abstract]
Deferred tax assets	25,348	22,620	19,937
Sociedad Minera Cerro Verde S.A.A. | Unpaid Vacations [Member]
Deferred tax assets [Abstract]
Deferred tax assets	10,031	10,078	7,015
Sociedad Minera Cerro Verde S.A.A. | Provision For Mining Taxes Deferred Tax Assets [Member]
Deferred tax assets [Abstract]
Deferred tax assets	5,200	11,604	6,124
Sociedad Minera Cerro Verde S.A.A. | Cost of net asset for the construction of the tailing dam [Member]
Deferred tax assets [Abstract]
Deferred tax assets	163,975	139,635	125,621
Sociedad Minera Cerro Verde S.A.A. | Development Costs [Member]
Deferred tax assets [Abstract]
Deferred tax assets	37	47	59
Sociedad Minera Cerro Verde S.A.A. | Leases
Deferred tax assets [Abstract]
Deferred tax assets	1,867	709	931
Sociedad Minera Cerro Verde S.A.A. | Other Provisions [Member]
Deferred tax assets [Abstract]
Deferred tax assets	10,537	10,381	10,826
Sociedad Minera Cerro Verde S.A.A. | Difference In Depreciation Method Deferred Tax Liabilities [Member]
Deferred tax liability [Abstract]
Deferred Tax Liabilities, Net	557,626	529,124	545,636
Sociedad Minera Cerro Verde S.A.A. | Stripping Activity Asset [Member]
Deferred tax liability [Abstract]
Deferred Tax Liabilities, Net	80,569	59,673	43,187
Sociedad Minera Cerro Verde S.A.A. | Difference In Valuation Of Inventories Deferred Tax Liabilities [Member]
Deferred tax liability [Abstract]
Deferred Tax Liabilities, Net	28,386	24,960	18,479
Sociedad Minera Cerro Verde S.A.A. | Debt Issuance Costs [Member]
Deferred tax liability [Abstract]
Deferred Tax Liabilities, Net	763	28	412
Sociedad Minera Cerro Verde S.A.A. | Embedded derivatives for price adjustment of copper concentrate and cathode
Deferred tax liability [Abstract]
Deferred Tax Liabilities, Net	$ 34,904	$ 3,865	$ 37,862